Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 402	$ 5,886	$ 6,299
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 402	386
Letter of guarantee
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 5,500